Cover	Jul. 18, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2023
Entity File Number	001-35095
Entity Registrant Name	UNITED COMMUNITY BANKS, INC.
Entity Central Index Key	0000857855
Entity Tax Identification Number	58-1807304
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	125 Highway 515 East
Entity Address, City or Town	Blairsville
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30512
City Area Code	706
Local Phone Number	781-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $1 per share
Trading Symbol	UCBI
Security Exchange Name	NASDAQ
Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary shares, each representing 1/1000th interest in a share of Series I Non-Cumulative Preferred Stock
Trading Symbol	UCBIO
Security Exchange Name	NASDAQ